Property, Plant and Equipment - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) ft²	Dec. 31, 2022 USD ($) ft²	Dec. 31, 2021 EUR (€)
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	€ 641,402,000		€ 392,717,000
Increase in property, plant and equipment	€ 294,527,000
Percentage of increase in property, plant and equipment required to support growth strategy	90.00%
Impairment on property,plant and equipment	€ 0
Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Area of plant | ft²	565,000	565,000
Ongoing Investments Net of Expected Contribution from BARDA
Disclosure Of Property Plant And Equipment [Line Items]
Total amount of committed orders	€ 270,000,000
Land and Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	90,544,000		90,484,000
Plant and Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	237,529,000		197,257,000
Increase in property, plant and equipment	73,316,000
Assets Under Construction and Advances
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	298,527,000		€ 89,946,000
Manufacturing Capacity for Standard and EZ-Fill | Top of Range | BARDA
Disclosure Of Property Plant And Equipment [Line Items]
Government grants	€ 85,000,000	$ 95